Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill by reporting units for the years ended December 31, 2012 and 2013, consisted of the following:

	2012			2013
	ODP	Brand name phone sales	Total	ODP	Brand name phone sales	Total
Gross amount:
Beginning balance	$606	$1,242	$1,848	$606	$1,242	$1,848
Goodwill recognized in acquisition	—	—	—	—	—	—
Disposal	—	—	—	—	—	—

Ending balance	606	1,242	1,848	606	1,242	1,848

Accumulated impairment loss:
Beginning balance	(606)	—	(606)	(606)	—	(606)
Disposal	—	—	—	—	—	—
Charge for the year	—	—	—	—	(1,242)	(1,242)

Ending balance	(606)	—	(606)	(606)	(1,242)	(1,848)

Goodwill, net	$—	$1,242	$1,242	$—	$—	$—